CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Assets
Cash and cash equivalents	₩ 39,095	₩ 16,720	₩ 24,909
Short-term financial instruments	22,500	22,000	11,500
Accounts receivables, net	42,168	11,819	5,289
Other receivables, net	698	710	160
Prepaid expenses	3,027	1,213	764
Other current assets	1,383	1,131	836
Total current assets	108,871	53,593	43,458
Property and equipment, net	946	478	650
Intangible assets	1,036	234	392
Deferred tax assets	3,036
Other non-current financial assets	1,394	965	954
Other non-current assets	600	474	421
Total non-current assets	7,012	2,151	2,417
Total assets	115,883	55,744	45,875
Liabilities
Accounts payables	44,410	9,723	2,535
Deferred revenue	16,100	9,689	4,997
Withholdings	1,439	199	188
Accrued expense	1,037	865	947
Income tax payable	1,628	208	120
Other current liabilities	130	2	18
Total current liabilities	64,744	20,686	8,805
Long-term deferred revenue	6,581	4,096	6,601
Other non-current liabilities	560	315	332
Total non-current liabilities	7,141	4,411	6,933
Total liabilities	71,885	25,097	15,738
Equity
Share capital	3,474	3,474	3,474
Capital surplus	27,164	27,901	43,627
Other components of equity	(40)	(77)
Retained earnings (Accumulated deficit)	13,962	(94)	(16,477)
Equity attributable to owners of the Parent Company	44,560	31,204	30,624
Non-controlling interest	(562)	(557)	(487)
Total equity	43,998	30,647	30,137
Total liabilities and equity	₩ 115,883	₩ 55,744	₩ 45,875